Cover Page Document	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2024
Entity Registrant Name	FARMER BROTHERS CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34249
Entity Tax Identification Number	95-0725980
Entity Address, Address Line One	14501 N Fwy,
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76177
City Area Code	682
Local Phone Number	549-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000034563